Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000241910 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241910 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241910 | 911312106 | United Parcel Service, Inc., B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241910 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241910 | 876030107 | Tapestry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241910 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241910 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241910 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241910 | 854502101 | Stanley Black & Decker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241910 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241910 | AVGOC180_20250120_SEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000241910 | 92276F100Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241910 | 459506101Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241910 | 20030N101Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241910 | 636180101Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241910 | 500255104Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241910 | 316175108Money Market
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241910 | 539830109Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241910 | 806857108Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241910 | 459200101Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000241910 | 256677105Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000241910 | 89417E109Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241910 | 110122108Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241910 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	89.50%
C000241910 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.60%
C000241910 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241909 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241909 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241909 | 911312106 | United Parcel Service, Inc., B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241909 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241909 | 876030107 | Tapestry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241909 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241909 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241909 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241909 | 854502101 | Stanley Black & Decker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241909 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241909 | AVGOC180_20250120_SEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000241909 | 92276F100Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241909 | 459506101Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241909 | 20030N101Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241909 | 636180101Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241909 | 500255104Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241909 | 316175108Money Market
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241909 | 539830109Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241909 | 806857108Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241909 | 459200101Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000241909 | 256677105Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000241909 | 89417E109Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241909 | 110122108Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241909 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	89.50%
C000241909 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.60%
C000241909 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%
C000246496 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246496 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246496 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246496 | 5231485 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246496 | 7380482 | Cie de Saint-Gobain S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246496 | 6563024 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246496 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246496 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246496 | 6267058 | Otsuka Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246496 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246496 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246496 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246496 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246496 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246496 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246496 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246496 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246496 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246496 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246496 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246496 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246496 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246496 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246496 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246496 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246496 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246496 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246496 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246496 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000246496 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000246496 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.90%
C000246496 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000246496 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000246497 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246497 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246497 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246497 | 5231485 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246497 | 7380482 | Cie de Saint-Gobain S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246497 | 6563024 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246497 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246497 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246497 | 6267058 | Otsuka Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246497 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246497 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246497 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246497 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246497 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246497 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246497 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246497 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246497 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246497 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246497 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246497 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246497 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246497 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246497 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246497 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246497 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246497 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246497 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246497 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000246497 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000246497 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.90%
C000246497 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000246497 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000246495 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246495 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246495 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246495 | 5231485 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246495 | 7380482 | Cie de Saint-Gobain S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246495 | 6563024 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246495 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246495 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246495 | 6267058 | Otsuka Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246495 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246495 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246495 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246495 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246495 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246495 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246495 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246495 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246495 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246495 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246495 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246495 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246495 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246495 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246495 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246495 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246495 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246495 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246495 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246495 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000246495 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000246495 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.90%
C000246495 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000246495 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234854 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234854 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234854 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234854 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234854 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234854 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234854 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234854 | G0450A105 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234854 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234854 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234854 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234854 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000234854 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000234854 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000234854 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.80%
C000234854 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234854 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.70%
C000234855 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234855 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234855 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234855 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234855 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234855 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234855 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234855 | G0450A105 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234855 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234855 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234855 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000234855 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000234855 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000234855 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.80%
C000234855 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234855 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.70%
C000234853 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234853 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234853 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234853 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234853 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234853 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234853 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234853 | G0450A105 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234853 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234853 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234853 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234853 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000234853 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000234853 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000234853 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.80%
C000234853 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234853 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.70%